Debt - Schedule of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Mar. 05, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	$ 3,628	$ 400	$ 4,025
Less: Current portion	206		803
Total Long-term debt	3,422		3,222
5.875% Notes and Debentures Due 15 July 2012 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures			791
7.125% Notes and Debentures Due 15 August 2013 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	200		200
4.8% Notes and Debentures Due 15 June 2015 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	500		500
6.125% Notes and Debentures Due 3 October 2016 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	1,000		1,000
5.85% Notes and Debentures Due 15 March 2017 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	300		300
6.625% Notes and Debentures Due 15 April 2018 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	114		114
7.125% Notes and Debentures Due 15 March 2020 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	500		500
5.95% Notes and Debentures Due 15 March 2022 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	400
7.75% Notes and Debentures Due 1 August 2029 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	296		296
6.5% Notes and Debentures Due 15 August 2032 [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	300		300
Other Notes and Debentures [Member]
Debt Instrument [Line Items]
Long-term debt includes notes and debentures	$ 18		$ 24